Ashley E. Graffeo direct dial: 614.462.2661 agraffeo@bakerlaw.com

November 9, 2017

BY ELECTRONIC SUBMISSION

United States Securities and Exchange Commission
Washington, DC 20549

Re:	Monopar Therapeutics Inc.

General Form for Registration of Securities on Form 10

Ladies and Gentlemen:

Accompanying this letter for filing on behalf of Monopar Therapeutics Inc. (the “Company”) by way of electronic submission is a General Form for Registration of Securities on Form 10 relating to the registration of the Company’s Common Stock, par value $0.001 per share, pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

Please note that the Company is also filing an application pursuant to Rule 24b-2 of the Exchange Act for confidential treatment of information contained in certain of the documents filed as exhibits to the Form 10.

Please contact the undersigned or Robert K. Rupp at (614) 462-2688 with any questions or comments you may have regarding this filing.

Sincerely,

/s/Ashley E. Graffeo
Ashley E. Graffeo